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                           J.P. MORGAN SERIES TRUST II

                             Mid Cap Value Portfolio

                       SUPPLEMENT DATED FEBRUARY 13, 2002
                     TO THE PROSPECTUS DATED AUGUST 17, 2001

The fourth sentence in the second paragraph under the heading "Investment Process" on page 2 of the Prospectus is hereby replaced with the following:

Typically, the Adviser attempts to maintain a portfolio of not more than 100 companies.



                                                                    SUP-MCVP-202